Investment Objectives and Goals - DAC 3D Dividend Growth ETF	Nov. 26, 2025
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The DAC 3D Dividend Growth ETF (the “Fund”) seeks capital appreciation and current income.